Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation		$ 1,000	$ 1,000
Stock-based compensation tax benefit recognized	$ 324,000	$ 315,000
Share-based compensation, number of options exercised	0	0	0
Options granted to employees on grant date	0	0
Unrecognized compensation cost related to nonvested options	$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSUs granted	0	$ 0	$ 0
Unrecognized compensation cost related to nonvested RSUs	0	0
Cash received from employee stock award vesting and the forfeiture of RSUs	$ 0	0	$ 0
2004 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	1,400,000
Share-based compensation, number of shares reserved for issuance, contractual terms			10 years
2006 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	200,000
Share-based compensation, number of shares reserved for issuance, contractual terms			10 years
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares reserved for issuance	400,000
Share-based compensation, number of shares reserved for issuance, contractual terms			10 years
Capitalized stock-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 0	0
Stock-based compensation tax benefit recognized	0	0	$ 0
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 0	$ 1,000	$ 1,000